Legal Proceedings	12 Months Ended
Dec. 31, 2013
Legal Proceedings [Abstract]
Legal Proceedings

NOTE 3 – Legal Proceedings

In proceedings commenced in 1972, the Minnesota Supreme Court determined that while by the terms of the Trust, the Trustees are given discretionary powers to convert Trust assets to cash and to distribute the proceeds to certificate holders, they are limited in their exercise of those powers by the legal duty imposed by well-established law of trusts to serve the interests of both the term beneficiaries and the reversionary beneficiary with impartiality.  Thus, the Trustees have no duty to exercise the powers of sale and distribution unless required to do so to serve both term and reversionary interests; and, if the need arises, the Trustees may petition the Ramsey County District Court, Saint Paul, Minnesota, for further instructions defining what is required in a particular case to balance the interests of certificate holders and reversioner.  Also, the Minnesota Supreme Court, in effect, held that the Trust is a conventional trust, rather than a business trust, and must operate within the framework of well-established trust law.

Section 646 of the Tax Reform Act of 1986, as amended, provided a special elective provision under which the Trust was allowed to convert from taxation as a corporation to that of a grantor trust.  Pursuant to an Order of the Ramsey County District Court, the Trustees filed the Section 646 election with the Internal Revenue Service on December 30, 1988.  As of January 1, 1989, the Trust was no longer subject to federal and Minnesota corporate income taxes.  For years 1989 and thereafter, certificate holders are taxed on their allocable share of the Trust’s income whether or not the income is distributed.  For certificate holder tax purposes, the Trust’s income is determined on an annual basis, one-fourth then being allocated to each quarterly record date.

By a letter dated April 1, 2013, certificate holders of record as of December 31, 2012, and the reversioner were notified of a hearing on May 8, 2013, in Ramsey County District Court, Saint Paul, Minnesota, for the purpose of settling and allowing the Trust accounts for the year 2012.  By Court Order signed and dated May 8, 2013, the 2012 accounts were settled and allowed in all respects.  By previous Orders, the Court settled and allowed the accounts of the Trustees for preceding years of the Trust.